Share-Based Payments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee share converts into ordinary share on exercise				1
Amounts paid or payable by recipient on receipt of option				$ 0
Historical share price volatility period		2 years
Share options outstanding at end of year weighted average exercise price	$ 0.6	$ 1.19	$ 1.48
Weighted average remaining contractual life	2677 days	2135 days	555 days
A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options outstanding at end of year weighted average exercise price	$ 3.52	$ 6.01	$ 6.7
Weighted average remaining contractual life	3159 days	3329 days	3158 days
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Bottom of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years
Top of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years